Fees Summary	Oct. 04, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 750,000,000
Previously Paid Amount	0
Total Fee Amount	114,825
Total Offset Amount	$ 0
Narrative Disclosure	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price of that offering is $750,000,000.
Net Fee	$ 114,825
Narrative - Max Aggregate Offering Price	$ 750,000,000
Final Prospectus	true